UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08340
South Asia Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	December 31
Date of Reporting Period	September 30, 2005

Item 1. Schedule of Investments

South Asia Portfolio                                                                                                                     as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
India — 93.8%
Applications Software — 19.4%
Financial Technologies (India) Ltd.	314,770	$9,432,003
Geodesic Information Systems Ltd.	1,167,800	7,023,003
Infosys Technologies Ltd.	198,901	11,425,037
KPIT Cummins Infosystems Ltd.	174,110	1,093,546
Patni Computer Systems Ltd.	722,589	7,448,175
Tata Consultancy Services Ltd.	349,900	11,799,902
		$48,221,666
Auto and Parts — 5.1%
Bajaj Auto Ltd.	208,102	8,009,312
Motor Industries Co. Ltd.	86,685	4,795,821
		$12,805,133
Banking and Finance — 3.8%
Infrastructure Development Finance Co. Ltd. (1)	343,600	554,105
Kotak Mahindra Bank Ltd.	1,460,625	6,622,895
Shriram Transport Finance Co. Ltd.	857,009	2,346,955
		$9,523,955
Chemicals — 3.7%
Micro Inks Ltd.	113,300	1,660,007
United Phosphorus Ltd.	1,568,370	7,464,606
		$9,124,613
Diversified Industry — 2.0%
Sintex Industries Ltd.	333,884	5,091,770
		$5,091,770
Drugs — 11.8%
Divi’s Laboratories Ltd.	96,944	3,365,304
Dr. Reddy’s Laboratories Ltd.	207,200	4,017,932
Glaxosmithkline Pharmaceuticals Ltd.	496,823	10,013,868
Ind-Swift Laboratories Ltd. (2)(3)	102,000	377,584
Preferential Shares
Ranbaxy Laboratories Ltd.	46,600	520,693
Sun Pharmaceutical Industries Ltd.	732,203	11,079,223
		$29,374,604
Energy — 16.7%
Bharat Petroleum Corp. Ltd.	863,600	7,952,448
Hindustan Petroleum Corp. Ltd.	366,800	2,643,387
Indian Oil Corporation	250,100	2,573,950
National Thermal Power Corp. Ltd.	2,959,400	7,124,221

Oil and Natural Gas Corp. Ltd.	441,200	$10,646,402
Reliance Industries Ltd.	595,600	10,756,409
		$41,696,817
Engineering — 9.7%
ABB Ltd.	131,500	5,113,061
Gammon India Ltd.	662,843	6,125,625
Larsen & Toubro Ltd.	183,020	6,296,945
Siemens India Ltd.	109,736	6,549,216
		$24,084,847
Household Products — 4.2%
Hindustan Lever Ltd.	2,516,300	10,375,374
		$10,375,374
Medical Products/Biotech — 0.2%
Transgene Biotek Ltd. (1)	240,000	520,509
		$520,509
Oil and Gas - Equipment and Services — 2.5%
Indraprastha Gas Ltd.	2,135,600	6,288,848
		$6,288,848
Oil Drilling - Equipment and Services — 3.0%
Aban Loyd Chiles Offshore Ltd.	558,000	7,479,345
		$7,479,345
Power Converters/Power Supply Equipment — 1.5%
Bharat Heavy Electricals Ltd.	137,500	3,825,735
		$3,825,735
Retail — 4.0%
Pantaloon Retail India Ltd.	228,906	9,834,611
		$9,834,611
Tobacco — 4.3%
ITC Ltd.	3,438,000	10,698,237
		$10,698,237
Transportation — 1.9%
Container Corporation of India Ltd.	155,600	4,706,931
		$4,706,931
Total India (identified cost $166,821,154)		$233,652,995

Sri Lanka — 2.0%
Telecommunications — 2.0%
Dialog Telekom Ltd. (1)	24,226,400	$5,072,747
		$5,072,747
Total Sri Lanka (identified cost $4,167,018)		$5,072,747
Total Common Stocks (identified cost $170,988,172)		$238,725,742
Total Investments — 95.8% (identified cost $170,988,172)		$238,725,742
Other Assets, Less Liabilities — 4.2%		$10,493,965
Net Assets — 100.0%		$249,219,707

Company descriptions are unaudited.
(1)	Non-income producing security.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Security restricted from sale until December 2, 2005.

Top Ten Holdings

		Percentage
Company	Industry Sector	of Net Assets	Value
Tata Consultancy Services Ltd.	Applications Software	4.7%	$11,799,902
Infosys Technologies Ltd.	Applications Software	4.6%	11,425,037
Sun Pharmaceutical Industries Ltd.	Drugs	4.4%	11,079,223
Reliance Industries Ltd.	Energy	4.3%	10,756,409
ITC Ltd.	Tobacco	4.3%	10,698,237
Oil and Natural Gas Corp. Ltd.	Energy	4.3%	10,646,402
Hindustan Lever Ltd.	Household Products	4.2%	10,375,374
Glaxosmithkline Pharmaceuticals Ltd.	Drugs	4.0%	10,013,868
Pantaloon Retail India Ltd.	Retail	3.9%	9,834,611
Financial Technologies (India) Ltd.	Applications Software	3.8%	9,432,003

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments (Unaudited)

	Percentage
Company	of Net Assets	Value
Applications Software	19.4%	$48,221,666
Energy	16.7%	41,696,817
Drugs	11.8%	29,374,604
Engineering	9.7%	24,084,847
Auto and Parts	5.1%	12,805,133
Tobacco	4.3%	10,698,237
Household Products	4.2%	10,375,374
Retail	4.0%	9,834,611
Banking and Finance	3.8%	9,523,955
Chemicals	3.7%	9,124,613

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, are as follows:

Aggregate cost	$170,988,172
Gross unrealized appreciation	$67,981,474
Gross unrealized depreciation	(243,904)
Net unrealized appreciation	$67,737,570

The net unrealized appreciation on foreign currency at September 30, 2005 on a federal income tax basis was $13,344.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

South Asia Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	November 18, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	November 18, 2005